Taxes (Details) - USD ($)	6 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Oct. 31, 2024
Samoa [Member]
Taxes [Line Items]
Tax percentage	27.00%
Singapore [Member]
Taxes [Line Items]
Income tax rate percentage	17.00%
Decrease in taxes due to impact of tax exemption
Net income per share basic (in Dollars per share)
Net income per share diluted (in Dollars per share)
Percentage of revenue generated from exempt income	100.00%
Deferred tax assets